Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 2.1%
Diversified Telecommunication Services 0.3%
Liberty Latin America Ltd., Class C(a)	166,630	2,162,857
Entertainment 0.2%
Lions Gate Entertainment Corp., Class B(a)	157,058	2,026,048
Interactive Media & Services 0.2%
Trivago NV, ADR(a)	398,905	1,715,292
Media 0.5%
Criteo SA, ADR(a)	134,838	4,682,924
Wireless Telecommunication Services 0.9%
Shenandoah Telecommunications Co.	46,189	2,254,485
Telephone and Data Systems, Inc.	243,840	5,598,566
Total		7,853,051
Total Communication Services		18,440,172
Consumer Discretionary 12.5%
Auto Components 1.6%
Gentherm, Inc.(a)	68,244	5,057,563
Modine Manufacturing Co.(a)	231,002	3,411,899
Visteon Corp.(a)	44,065	5,373,727
Total		13,843,189
Distributors 0.3%
Educational Development Corp.	151,162	2,577,312
Diversified Consumer Services 1.0%
American Public Education, Inc.(a)	101,410	3,613,238
Carriage Services, Inc.	147,512	5,190,947
Total		8,804,185
Household Durables 4.1%
Cavco Industries, Inc.(a)	16,347	3,688,047
Ethan Allen Interiors, Inc.	117,499	3,244,147
Hamilton Beach Brands Holding Co.	167,467	3,036,177
Hooker Furniture Corp.	86,484	3,153,207
Legacy Housing Corp.(a)	131,576	2,332,842
Lifetime Brands, Inc.	152,243	2,236,450
Meritage Homes Corp.(a)	70,314	6,463,263
Common Stocks (continued)
Issuer	Shares	Value ($)
Skyline Champion Corp.(a)	112,020	5,070,025
Tri Pointe Homes, Inc.(a)	277,167	5,643,120
Total		34,867,278
Leisure Products 0.6%
Malibu Boats, Inc., Class A(a)	57,644	4,593,074
Multiline Retail 0.8%
Big Lots, Inc.	104,307	7,124,168
Specialty Retail 1.4%
Aaron’s Co., Inc. (The)	156,468	4,018,098
Leslie’s, Inc.(a)	147,300	3,607,377
Urban Outfitters, Inc.(a)	109,598	4,075,950
Total		11,701,425
Textiles, Apparel & Luxury Goods 2.7%
Canada Goose Holdings, Inc.(a)	95,330	3,741,702
Capri Holdings Ltd.(a)	53,672	2,737,272
Culp, Inc.	173,002	2,662,501
Movado Group, Inc.	171,410	4,876,614
Skechers U.S.A., Inc., Class A(a)	94,791	3,953,733
Steven Madden Ltd.	140,910	5,250,307
Total		23,222,129
Total Consumer Discretionary		106,732,760
Consumer Staples 3.1%
Beverages 0.6%
MGP Ingredients, Inc.	91,131	5,390,399
Food & Staples Retailing 1.3%
Andersons, Inc. (The)	171,244	4,688,661
Sprouts Farmers Market, Inc.(a)	230,320	6,131,118
Total		10,819,779
Food Products 0.8%
Fresh Del Monte Produce, Inc.	252,607	7,232,138
Personal Products 0.4%
Inter Parfums, Inc.	44,609	3,164,116
Total Consumer Staples		26,606,432
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 5.1%
Energy Equipment & Services 3.4%
ChampionX Corp.(a)	329,430	7,158,514
Core Laboratories NV	98,920	2,847,907
Dawson Geophysical Co.(a)	617,680	1,513,316
Frank’s International NV(a)	627,207	2,226,585
Natural Gas Services Group, Inc.(a)	198,192	1,870,932
Newpark Resources, Inc.(a)	1,014,822	3,186,541
Pason Systems, Inc.	319,298	2,256,200
Profire Energy, Inc.(a)	920,380	1,012,418
ProPetro Holding Corp.(a)	214,050	2,281,773
TechnipFMC PLC(a)	599,728	4,629,900
Total		28,984,086
Oil, Gas & Consumable Fuels 1.7%
HollyFrontier Corp.	109,120	3,904,313
Range Resources Corp.(a)	510,080	5,269,126
Talos Energy, Inc.(a)	255,220	3,072,849
W&T Offshore, Inc.(a)	635,240	2,280,512
Total		14,526,800
Total Energy		43,510,886
Financials 31.3%
Banks 19.0%
Altabancorp	110,683	4,653,113
Ameris Bancorp	171,611	9,011,294
Atlantic Union Bankshares Corp.	119,228	4,573,586
BancFirst Corp.	93,342	6,598,346
BankUnited, Inc.	218,892	9,620,303
Banner Corp.	98,792	5,268,577
Brookline Bancorp, Inc.	305,938	4,589,070
Capital Bancorp, Inc.(a)	179,243	3,457,598
Capital City Bank Group, Inc.	129,991	3,382,366
Central Pacific Financial Corp.	115,699	3,086,849
Columbia Banking System, Inc.	155,767	6,712,000
Community Trust Bancorp, Inc.	83,911	3,694,601
First BanCorp	754,923	8,500,433
First BanCorp	125,158	5,444,373
First Community Corp.	193,531	3,860,944
First Financial Corp.	110,388	4,968,564
Common Stocks (continued)
Issuer	Shares	Value ($)
First Hawaiian, Inc.	143,870	3,937,722
First of Long Island Corp. (The)	179,308	3,810,295
Heritage Financial Corp.	160,740	4,539,298
Hilltop Holdings, Inc.	204,830	6,990,848
National Bank Holdings Corp., Class A	105,489	4,185,804
Northrim BanCorp, Inc.	144,736	6,152,727
OFG Bancorp	253,234	5,728,153
Popular, Inc.	180,819	12,715,192
Sierra Bancorp	80,004	2,144,107
Southern First Bancshares, Inc.(a)	88,130	4,131,534
Spirit of Texas Bancshares, Inc.	185,183	4,131,433
Towne Bank	214,086	6,508,214
UMB Financial Corp.	109,831	10,140,696
Total		162,538,040
Capital Markets 0.6%
StoneX Group, Inc.(a)	81,771	5,346,188
Consumer Finance 1.2%
Ezcorp, Inc., Class A(a)	887,213	4,409,449
FirstCash, Inc.	46,174	3,032,246
PROG Holdings, Inc.	67,540	2,923,807
Total		10,365,502
Insurance 5.2%
American Equity Investment Life Holding Co.	204,215	6,438,899
American National Group, Inc.	56,989	6,147,404
Crawford & Co., Class A	234,826	2,500,897
eHealth, Inc.(a)	45,998	3,345,435
Employers Holdings, Inc.	102,506	4,413,908
Global Indemnity Group LLC	198,199	5,874,618
Heritage Insurance Holdings, Inc.	221,241	2,451,350
Horace Mann Educators Corp.	69,201	2,990,175
National Western Life Group, Inc., Class A	15,293	3,807,957
ProAssurance Corp.	221,734	5,933,602
Total		43,904,245
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Blackstone Mortgage Trust, Inc.	117,403	3,639,493
Starwood Property Trust, Inc.	133,865	3,311,820
Total		6,951,313

2	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 4.5%
HomeStreet, Inc.	111,322	4,905,961
MGIC Investment Corp.	525,166	7,273,549
NMI Holdings, Inc., Class A(a)	214,409	5,068,629
Provident Financial Holdings, Inc.	152,164	2,571,572
Radian Group, Inc.	408,770	9,503,902
Washington Federal, Inc.	204,712	6,305,130
Western New England Bancorp, Inc.	357,601	3,014,576
Total		38,643,319
Total Financials		267,748,607
Health Care 5.0%
Biotechnology 2.1%
ACADIA Pharmaceuticals, Inc.(a)	174,159	4,493,302
Atara Biotherapeutics, Inc.(a)	140,640	2,019,590
bluebird bio, Inc.(a)	117,150	3,532,073
Coherus Biosciences, Inc.(a)	193,121	2,821,498
Spero Therapeutics, Inc.(a)	161,138	2,371,951
uniQure NV(a)	83,820	2,823,896
Total		18,062,310
Health Care Equipment & Supplies 0.7%
Inogen, Inc.(a)	89,656	4,708,733
Quotient Ltd.(a)	368,039	1,354,384
Total		6,063,117
Health Care Providers & Services 0.5%
Triple-S Management Corp., Class B(a)	164,928	4,293,076
Pharmaceuticals 1.7%
Aerie Pharmaceuticals, Inc.(a)	207,345	3,705,255
ANI Pharmaceuticals, Inc.(a)	74,425	2,689,720
Supernus Pharmaceuticals, Inc.(a)	128,582	3,366,277
Taro Pharmaceutical Industries Ltd.(a)	26,483	1,953,121
TherapeuticsMD, Inc.(a)	1,768,060	2,369,200
Total		14,083,573
Total Health Care		42,502,076
Industrials 16.0%
Aerospace & Defense 1.3%
Curtiss-Wright Corp.	42,190	5,003,734
Moog, Inc., Class A	77,515	6,445,372
Total		11,449,106
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.6%
Skywest, Inc.(a)	90,470	4,928,806
Building Products 2.0%
Caesarstone Ltd.	207,262	2,845,708
Resideo Technologies, Inc.(a)	244,980	6,920,685
UFP Industries, Inc.	98,586	7,476,762
Total		17,243,155
Commercial Services & Supplies 0.8%
HNI Corp.	111,063	4,393,652
KAR Auction Services, Inc.(a)	135,103	2,026,545
Total		6,420,197
Construction & Engineering 0.7%
Dycom Industries, Inc.(a)	65,200	6,053,820
Electrical Equipment 2.1%
Acuity Brands, Inc.	32,200	5,313,000
AZZ, Inc.	82,059	4,131,671
Encore Wire Corp.	81,565	5,475,458
Thermon(a)	148,488	2,894,031
Total		17,814,160
Machinery 4.0%
Commercial Vehicle Group, Inc.(a)	350,561	3,382,914
Gorman-Rupp Co.	104,175	3,449,234
Greenbrier Companies, Inc. (The)	109,370	5,164,451
LB Foster Co., Class A(a)	122,860	2,199,194
Lydall, Inc.(a)	124,126	4,188,011
Manitex International, Inc.(a)	325,002	2,564,266
Mueller Industries, Inc.	175,955	7,275,739
Standex International Corp.	57,663	5,510,853
Total		33,734,662
Marine 0.9%
Atlas Corp.	381,213	5,203,558
Costamare, Inc.	292,247	2,811,416
Total		8,014,974
Professional Services 0.9%
Korn/Ferry International	128,706	8,027,393

Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.6%
Marten Transport Ltd.	216,137	3,667,845
Schneider National, Inc., Class B	224,490	5,605,515
Werner Enterprises, Inc.	90,768	4,281,527
Total		13,554,887
Trading Companies & Distributors 1.1%
H&E Equipment Services, Inc.	113,363	4,307,794
Textainer Group Holdings Ltd.(a)	174,169	4,989,942
Total		9,297,736
Total Industrials		136,538,896
Information Technology 7.2%
Communications Equipment 2.3%
Casa Systems, Inc.(a)	286,712	2,732,365
Digi International, Inc.(a)	172,805	3,281,567
KVH Industries, Inc.(a)	217,605	2,759,232
NETGEAR, Inc.(a)	126,437	5,196,561
Netscout Systems, Inc.(a)	214,921	6,052,175
Total		20,021,900
Electronic Equipment, Instruments & Components 1.5%
Airgain, Inc.(a)	134,096	2,841,494
Vishay Intertechnology, Inc.	338,531	8,151,827
Vishay Precision Group, Inc.(a)	50,861	1,567,027
Total		12,560,348
IT Services 1.1%
Cass Information Systems, Inc.	59,758	2,765,003
IBEX Holdings Ltd.(a)	137,598	3,027,156
International Money Express, Inc.(a)	213,734	3,208,147
Total		9,000,306
Semiconductors & Semiconductor Equipment 0.5%
Cohu, Inc.(a)	109,731	4,591,145
Software 1.6%
Asure Software, Inc.(a)	328,974	2,513,361
CDK Global, Inc.	122,074	6,599,321
Cognyte Software Ltd.(a)	163,903	4,558,142
Total		13,670,824
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
Stratasys Ltd.(a)	68,595	1,776,611
Total Information Technology		61,621,134
Materials 9.5%
Chemicals 1.6%
FutureFuel Corp.	219,097	3,183,480
Livent Corp.(a)	292,548	5,066,931
Tronox Holdings PLC, Class A	290,424	5,314,759
Total		13,565,170
Construction Materials 0.7%
Eagle Materials, Inc.	45,280	6,086,085
Containers & Packaging 0.6%
Greif, Inc., Class A	93,353	5,321,121
Metals & Mining 5.2%
Ampco-Pittsburgh Corp.(a)	610,720	4,122,360
Capstone Mining Corp.(a)	2,010,861	6,624,464
Centerra Gold, Inc.	538,680	4,766,549
Commercial Metals Co.	288,160	8,886,854
ERO Copper Corp.(a)	172,575	2,970,317
Ferroglobe PLC(a)	936,028	3,538,186
Olympic Steel, Inc.	131,119	3,861,455
Pretium Resources, Inc.(a)	385,319	3,998,217
Schnitzer Steel Industries, Inc., Class A	98,381	4,111,342
Universal Stainless & Alloy Products, Inc.(a)	179,216	1,822,627
Total		44,702,371
Paper & Forest Products 1.4%
Clearwater Paper Corp.(a)	82,010	3,085,216
Louisiana-Pacific Corp.	150,120	8,325,655
Total		11,410,871
Total Materials		81,085,618
Real Estate 6.0%
Equity Real Estate Investment Trusts (REITS) 6.0%
American Assets Trust, Inc.	171,366	5,559,113
Braemar Hotels & Resorts, Inc.(a)	495,945	3,010,386
Brixmor Property Group, Inc.	162,780	3,293,040
Farmland Partners, Inc.	391,692	4,390,867
Highwoods Properties, Inc.	81,600	3,503,904
Hudson Pacific Properties, Inc.	127,397	3,456,281

4	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Macerich Co. (The)	229,950	2,690,415
Pebblebrook Hotel Trust	286,754	6,965,255
PotlatchDeltic Corp.	136,002	7,197,226
RLJ Lodging Trust	356,338	5,516,112
Sunstone Hotel Investors, Inc.(a)	503,779	6,277,086
Total		51,859,685
Total Real Estate		51,859,685
Utilities 0.5%
Gas Utilities 0.5%
National Fuel Gas Co.	84,410	4,219,656
Total Utilities		4,219,656
Total Common Stocks (Cost $664,182,581)		840,865,922

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Small Cap 0.2%
iShares Russell 2000 Value ETF	13,000	2,073,110
Total Exchange-Traded Equity Funds (Cost $2,065,314)		2,073,110

Money Market Funds 1.2%

Columbia Short-Term Cash Fund, 0.067%(b),(c)	10,076,605	10,075,597
Total Money Market Funds (Cost $10,075,597)		10,075,597
Total Investments in Securities (Cost: $676,323,492)		853,014,629
Other Assets & Liabilities, Net		2,292,546
Net Assets		855,307,175

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	461,061	144,893,122	(135,278,586)	—	10,075,597	—	2,483	10,076,605
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7024_03_L01_(03/21)